Income Taxes - Summary of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current	¥ 803	$ 115	¥ 211	¥ 4,892
Deferred	(49)	(7)	(135)	292
Income tax expense	¥ 754	$ 108	¥ 76	¥ 5,184